CAPITAL MANAGEMENT (Details Narrative) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Capital Management Details Narrative
Share capital	$ 7,460,158	$ 6,080,151
Working capital deficiency	$ (457,664)